Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Stock Compensation	$ 62,606
Fixed Assets - Depreciation - COGS		(60,244)
Fixed Assets - Depreciation - Non COGS		456
Trademark/Trade Name	(4,765)	(1,498)
Developed Manufacturing Process - Extraction	(31,884)	(10,021)
Customer Relationships	1,158	368
Cannabis Licenses		1,257
Goodwill - CMI	168,688	10,567
IPR&D	105,985	113,836
NOL - Federal Pre-2018	43,367	43,368
NOL - Federal Post-2017	377,529	295,034
NOL - State	294,183	119,215
Deferred Tax Assets (Liabilities)	1,016,867	512,338
Valuation Allowance	(1,031,792)	(517,029)
Net Deferred Tax Assets (Liabilities)	$ (14,926)	$ (4,691)